Segment reporting - Segment results (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Segment reporting
Maximum exposure per business	$ 200
Income Statement
Net interest income	18,753	$ 18,317	$ 17,161
Net fee income	1,672	1,645	1,671
Net wealth management income	441	562
Net wealth management and insurance income	441	562	808
Trading income	704	717	664
Other income	18	404	(698)
Net operating income	21,588	21,645	19,606
Operating expenses	(10,944)	(10,692)	(10,802)
Total operating expenses	(10,944)	(10,692)	(10,802)
Pre-provision profit	10,644	10,953	8,804
Impairment (charges)/benefits	(537)	(648)	(335)
Profit before income tax expense	10,107	10,305	8,469
Income tax (expense)/benefit	(3,117)	(3,104)	(2,770)
Net profit attributable to NCI		(6)	(5)
Net profit attributable to owners of WBC	6,990	7,195	5,694
Notable Items (post tax)	(123)	(173)	(874)
Balance sheet
Loans	806,767	773,254
Deposits and other borrowings	720,489	688,168
Additional disclosures
Tax benefits on notable items	52	184	46
Consumer
Additional disclosures
Impairment of assets, including goodwill and other intangible assets	55
Westpac Institutional Bank
Additional disclosures
Impairment of assets, including goodwill and other intangible assets			45
Group Businesses
Additional disclosures
Impairment of assets, including goodwill and other intangible assets		36	291
Operating segments
Income Statement
Net interest income	18,916	18,414	16,606
Net fee income	1,672	1,645	1,672
Net wealth management income	441	572
Net wealth management and insurance income			859
Trading income	716	750	620
Other income	18	161	148
Notable Items	(175)	103	(299)
Net operating income	21,588	21,645	19,606
Operating expenses	(10,944)	(10,232)	(10,181)
Notable Items		(460)	(621)
Total operating expenses	(10,944)	(10,692)	(10,802)
Pre-provision profit	10,644	10,953	8,804
Impairment (charges)/benefits	(537)	(648)	(335)
Profit before income tax expense	10,107	10,305	8,469
Income tax (expense)/benefit	(3,117)	(3,104)	(2,770)
Net profit attributable to NCI		(6)	(5)
Net profit attributable to owners of WBC	6,990	7,195	5,694
Notable Items (post tax)	(123)	(173)	(874)
Balance sheet
Loans	806,767	773,254	739,647
Deposits and other borrowings	720,489	688,168	659,129
Operating segments | Consumer
Income Statement
Net interest income	7,632	8,177	8,473
Net fee income	515	504	508
Other income	13	20	49
Net operating income	8,160	8,701	9,030
Operating expenses	(4,787)	(4,533)	(4,411)
Notable Items		(202)	(66)
Total operating expenses	(4,787)	(4,735)	(4,477)
Pre-provision profit	3,373	3,966	4,553
Impairment (charges)/benefits	(248)	(179)	(187)
Profit before income tax expense	3,125	3,787	4,366
Income tax (expense)/benefit	(941)	(1,142)	(1,314)
Net profit attributable to owners of WBC	2,184	2,645	3,052
Notable Items (post tax)		(148)	(47)
Balance sheet
Loans	510,317	492,716	474,591
Deposits and other borrowings	334,462	308,342	280,534
Operating segments | Business & Wealth
Income Statement
Net interest income	5,338	4,992	3,508
Net fee income	341	360	381
Net wealth management income	395	425
Net wealth management and insurance income			441
Trading income	57	47	41
Other income	5	12	18
Notable Items		(88)	(1)
Net operating income	6,136	5,748	4,388
Operating expenses	(2,626)	(2,459)	(2,446)
Notable Items		(64)	(13)
Total operating expenses	(2,626)	(2,523)	(2,459)
Pre-provision profit	3,510	3,225	1,929
Impairment (charges)/benefits	(142)	(257)	(97)
Profit before income tax expense	3,368	2,968	1,832
Income tax (expense)/benefit	(1,012)	(877)	(553)
Net profit attributable to NCI		(5)	(4)
Net profit attributable to owners of WBC	2,356	2,086	1,275
Notable Items (post tax)		(107)	(9)
Balance sheet
Loans	101,989	95,548	94,776
Deposits and other borrowings	144,289	140,536	142,133
Operating segments | Westpac Institutional Bank
Income Statement
Net interest income	2,240	1,926	1,438
Net fee income	653	596	605
Trading income	635	692	516
Other income	(23)	79	29
Net operating income	3,505	3,293	2,588
Operating expenses	(1,465)	(1,316)	(1,265)
Notable Items		(15)
Total operating expenses	(1,465)	(1,331)	(1,265)
Pre-provision profit	2,040	1,962	1,323
Impairment (charges)/benefits	(120)	(87)	(85)
Profit before income tax expense	1,920	1,875	1,238
Income tax (expense)/benefit	(553)	(538)	(372)
Net profit attributable to owners of WBC	1,367	1,337	866
Notable Items (post tax)		(10)
Balance sheet
Loans	100,582	92,568	85,182
Deposits and other borrowings	119,795	116,052	117,252
Operating segments | Westpac New Zealand
Income Statement
Net interest income	2,388	2,317	2,107
Net fee income	179	177	185
Net wealth management income	39	33
Net wealth management and insurance income			54
Trading income	40	33	43
Other income	(1)	(3)	(3)
Notable Items	(8)		120
Net operating income	2,637	2,557	2,506
Operating expenses	(1,262)	(1,186)	(1,072)
Notable Items		(9)
Total operating expenses	(1,262)	(1,195)	(1,072)
Pre-provision profit	1,375	1,362	1,434
Impairment (charges)/benefits	(25)	(124)	25
Profit before income tax expense	1,350	1,238	1,459
Income tax (expense)/benefit	(377)	(350)	(382)
Net profit attributable to owners of WBC	973	888	1,077
Notable Items (post tax)	(6)	(7)	119
Balance sheet
Loans	93,833	92,488	85,285
Deposits and other borrowings	74,912	76,544	71,202
Operating segments | Group Businesses
Income Statement
Net interest income	1,318	1,002	1,080
Net fee income	(16)	8	(7)
Net wealth management income	7	114
Net wealth management and insurance income			364
Trading income	(16)	(22)	20
Other income	24	53	55
Notable Items	(167)	191	(418)
Net operating income	1,150	1,346	1,094
Operating expenses	(804)	(738)	(987)
Notable Items		(170)	(542)
Total operating expenses	(804)	(908)	(1,529)
Pre-provision profit	346	438	(435)
Impairment (charges)/benefits	(2)	(1)	9
Profit before income tax expense	344	437	(426)
Income tax (expense)/benefit	(234)	(197)	(149)
Net profit attributable to NCI		(1)	(1)
Net profit attributable to owners of WBC	110	239	(576)
Notable Items (post tax)	(117)	99	(937)
Balance sheet
Loans	46	(66)	(187)
Deposits and other borrowings	47,031	46,694	48,008
Notable Items (pre-tax)
Income Statement
Net interest income	(163)	(97)	555
Net fee income			(1)
Net wealth management income		(10)
Net wealth management and insurance income			(51)
Trading income	(12)	(33)	44
Other income		243	(846)
Notable Items	$ 175	(103)	299
Operating expenses		(460)	(621)
Notable Items		$ 460	$ 621